Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets	$ 1,409	$ 2,026
ASU 2015-17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets		$ 404